Investments in associates and joint ventures (Disclosure of aggregated information of individually immaterial associates and joint ventures) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Aggregate amounts of the Company and its subsidiaries' share of those associates and joint ventures
Unrecognised further losses	¥ 505,000	¥ 185,000
Individually immaterial associates and joint ventures [member]
Summarized financial information of investments in associates and joint ventures [line items]
Aggregate carrying amount of individually immaterial associates and joint ventures in the consolidated financial statements	3,654,282	2,948,510
Aggregate amounts of the Company and its subsidiaries' share of those associates and joint ventures
Profit from continuing operations	52,935	70,965
Total comprehensive income	¥ 53,197	¥ 70,965